Document and Entity Information	Apr. 13, 2026
Cover [Abstract]
Entity Registrant Name	Repay Holdings Corp
Amendment Flag	false
Entity Central Index Key	0001720592
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Apr. 13, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-38531
Entity Tax Identification Number	98-1496050
Entity Address, Address Line One	3060 Peachtree Road NW
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30305
City Area Code	404
Local Phone Number	504-7472
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	RPAY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false